Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid (5) to PEO	Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid (5) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) Attributable to Common Stockholders (in thousands)	Adjusted EBITDAre (in thousands) (1)
					Total Stockholder Return	Peer Group (4) Total Stockholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$1,997,705	$108,998	$760,652	$127,461	$30.35	$94.80	$(74,040)	$176,748
2022	$1,654,662	$1,656,914	$528,127	$543,101	$46.88	$76.50	$(10,696)	$172,408
2021	$2,454,338	$2,446,288	$1,497,143	$1,547,429	$57.11	$90.32	$(40,004)	$87,465
2020	$495,423	$(1,288,688)	$229,486	$(483,842)	$51.62	$76.40	$(115,481)	$(4,535)

Company Selected Measure Name	Adjusted EBITDAre
Named Executive Officers, Footnote	Mr. Stockton was PEO in 2023, 2022, 2021 and 2020. 2023: Messrs. Rose, Eubanks and Nunneley; 2022: Messrs. Rose, Eubanks and Nunneley; 2021: Messrs. Robert G. Haiman, Eubanks, Nunneley and Welter; 2020: Messrs. Haiman, Eubanks, Welter and J. Robison Hays, III.
Peer Group Issuers, Footnote	FTSE NAREIT Lodging & Resorts Index.
PEO Total Compensation Amount	$ 1,997,705	$ 1,654,662	$ 2,454,338	$ 495,423
PEO Actually Paid Compensation Amount	$ 108,998	1,656,914	2,446,288	(1,288,688)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted for 2023 as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2023	2023
Summary Compensation Table Total	$1,997,705	$760,652
SCT Reversal	$(833,875)	$(326,491)
New awards outstanding	$396,664	$155,308
Change in value of prior-year awards	$(856,396)	$(275,089)
New awards vested during the year	$—	$173,780
Vested prior-year awards	$(606,766)	$(364,640)
Forfeitures	$—	$—
Dividends	$11,666	$3,941
Compensation Actually Paid	$108,998	$127,461

Non-PEO NEO Average Total Compensation Amount	$ 760,652	528,127	1,497,143	229,486
Non-PEO NEO Average Compensation Actually Paid Amount	$ 127,461	543,101	1,547,429	(483,842)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted for 2023 as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2023	2023
Summary Compensation Table Total	$1,997,705	$760,652
SCT Reversal	$(833,875)	$(326,491)
New awards outstanding	$396,664	$155,308
Change in value of prior-year awards	$(856,396)	$(275,089)
New awards vested during the year	$—	$173,780
Vested prior-year awards	$(606,766)	$(364,640)
Forfeitures	$—	$—
Dividends	$11,666	$3,941
Compensation Actually Paid	$108,998	$127,461

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDAre 2.Revenue 3.EBITDA Flow
Total Shareholder Return Amount	$ 30.35	46.88	57.11	51.62
Peer Group Total Shareholder Return Amount	94.80	76.50	90.32	76.40
Net Income (Loss)	$ (74,040,000)	$ (10,696,000)	$ (40,004,000)	$ (115,481,000)
Company Selected Measure Amount	176,748,000	172,408,000	87,465,000	(4,535,000)
PEO Name	Mr. Stockton
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAre
Non-GAAP Measure Description	For a reconciliation of Adjusted EBITDAre to a measure under GAAP in the United States, see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Flow
PEO | S C T Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (833,875)
PEO | New Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,664
PEO | Change In Value Of Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(856,396)
PEO | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(606,766)
PEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,666
Non-PEO NEO | S C T Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,491)
Non-PEO NEO | New Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,308
Non-PEO NEO | Change In Value Of Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,089)
Non-PEO NEO | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,780
Non-PEO NEO | Vested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,640)
Non-PEO NEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,941